Offerings	Mar. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Second Amended and Restated 2018 Stock Option and Incentive PlanCommon Stock, $0.0001 par value per share
Amount Registered | shares	4,542,314
Proposed Maximum Offering Price per Unit	0.875
Maximum Aggregate Offering Price	$ 3,974,524.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 608.5
Offering Note

(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) which become issuable under the Registrant’s Second Amended and Restated 2018 Stock Option and Incentive Plan (the “2018 Plan”), the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “2018 ESPP”) and the Registrant’s 2022

Inducement Plan, as amended (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock

(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices reported for the Common Stock on the Nasdaq Global Market on March 3, 2025.

(3)Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Registrant’s 2018 Plan, effective as of January 1, 2025, pursuant to an “evergreen” provision contained in the 2018 Plan. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2018 Plan on January 1 of each year. Shares available for issuance under the 2018 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on October 2, 2020 (File No. 333-249275), November 12, 2020 (File No. 333-250033), March 12, 2021 (File No. 333-254192), August 12, 2021 (File No. 333-258763), March 16, 2022 (File No. 333-263588), March 15, 2023 (File No. 333-270560), August 9, 2023 (File No. 333-273834), August 9, 2023 (File No. 333-249275), March 19, 2024 (File No. 333-249275) and March 19, 2024 (File No. 333-278063)
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Amended and Restated 2018 Employee Stock Purchase PlanCommon Stock, $0.0001 par value per share
Amount Registered | shares	824,009
Proposed Maximum Offering Price per Unit	0.744
Maximum Aggregate Offering Price	$ 613,062.7
Fee Rate	0.01531%
Amount of Registration Fee	$ 93.86
Offering Note

(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) which become issuable under the Registrant’s Second Amended and Restated 2018 Stock Option and Incentive Plan (the “2018 Plan”), the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “2018 ESPP”) and the Registrant’s 2022

Inducement Plan, as amended (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(4)The price of $0.744 per share, which is 85% of the average of the high and low sale prices of the Common Stock of the Registrant as reported on the Nasdaq Global Market on March 3, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933 and has been used as these shares are without a fixed price. Pursuant to the 2018 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.

(5)Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 ESPP, effective as of January 1, 2025 pursuant to an “evergreen” provision contained in the 2018 ESPP. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2018 ESPP on January 1 of each year. Shares available for issuance under the 2018 ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on October 2, 2020 (File No. 333-249275), November 12, 2020 (File No. 333-250033), March 12, 2021 (File No. 333-254192), August 12, 2021 (File No. 333-258763), March 16, 2022 (File No. 333-263588), March 15, 2023 (File No. 333-270560), August 9, 2023 (File No. 333-273834), August 9, 2023 (File No. 333-249275), March 19, 2024 (File No. 333-249275) and March 19, 2024 (File No. 333-278063)
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Inducement PlanCommon Stock, $0.0001 par value per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	0.875
Maximum Aggregate Offering Price	$ 656,250
Fee Rate	0.01531%
Amount of Registration Fee	$ 100.48
Offering Note

(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) which become issuable under the Registrant’s Second Amended and Restated 2018 Stock Option and Incentive Plan (the “2018 Plan”), the Registrant’s Amended and Restated 2018 Employee Stock Purchase Plan (the “2018 ESPP”) and the Registrant’s 2022

Inducement Plan, as amended (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices reported for the Common Stock on the Nasdaq Global Market on March 3, 2025.

(6)Represents shares of Common Stock available for future issuance under the Inducement Plan. Shares available for issuance under the 2018 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on March 16, 2022 (File No. 333-263588) and March 15, 2023 (File No. 333-270560).